Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases
10.
LEASES

Movements in the Group’s ROU assets during the years ended December 31, 2024 and 2023 are outlined below:

(in USD and thousands)	Vessels and Ships	Buildings	Other	Total

Cost as of January 1, 2024	$225,141	$77,090	$13,982	$316,213

Additions	16,181	1,112	1,767	19,060
Decreases and disposals	—	(3,355)	(66)	(3,421)
Reclassified to property, plant and equipment and intangible assets	—	—	(1,404)	(1,404)
Effect of currency translation	(629)	(461)	(474)	(1,564)

Cost as of December 31, 2024	$240,693	$74,386	$13,805	$328,884

Accumulated depreciation and impairment as of January 1, 2024	(11,676)	(30,865)	(4,838)	(47,379)
Depreciation and impairment	(10,701)	(6,756)	(2,668)	(20,125)
Depreciation of disposals	—	173	66	239
Reclassified to property, plant and equipment and intangible assets	—	—	1,404	1,404
Effect of currency translation	41	204	156	401

Accumulated depreciation and impairment as of December 31, 2024	$(22,336)	$(37,244)	$(5,880)	$(65,460)

Net book value
As of January 1, 2024	$213,465	$46,225	$9,144	$268,834
As of December 31, 2024	$218,357	$37,142	$7,925	$263,424

(in USD and thousands)	Vessels and Ships	Buildings	Other	Total

Cost as of January 1, 2023	$225,141	$69,250	$21,193	$315,584

Additions	—	9,364	1,758	11,122
Disposals and decreases	—	—	(1,759)	(1,759)
Reclassified to property, plant and equipment and intangible assets	—	—	(7,451)	(7,451)
Reclassified to finance lease receivable	—	(1,535)	—	(1,535)
Effect of currency translation	—	11	241	252

Cost as of December 31, 2023	$225,141	$77,090	$13,982	$316,213

Accumulated depreciation and impairment as of January 1, 2023	(3,239)	(25,416)	(9,907)	(38,562)
Depreciation and impairment	(8,437)	(6,692)	(3,432)	(18,561)
Depreciation of disposals	—	—	1,122	1,122
Reclassified to property, plant and equipment and intangible assets	—	—	7,451	7,451
Reclassified to finance lease receivable	—	1,289	—	1,289
Effect of currency translation	—	(46)	(72)	(118)

Accumulated depreciation and impairment as of December 31, 2023	$(11,676)	$(30,865)	$(4,838)	$(47,379)

Net book value
As of January 1, 2023	$221,902	$43,834	$11,286	$277,022
As of December 31, 2023	$213,465	$46,225	$9,144	$268,834

During the year ended December 31, 2024 additions of $19.1 million primarily related to the commencement of the Viking Yi Dun ocean ship accommodation agreement. In February and September 2024, the Group entered into accommodation purchase agreements (the “accommodation agreement”) for cabins on the Viking Yi Dun ocean ship, which is owned and operated by CMV, a related party, from the third quarter of 2024 until the end of 2026. The Group has the option to extend the term for the 2027 season. The accommodation agreement includes both fixed and variable lease payments. The Viking Yi Dun operates in Asia, providing cruises for the Viking Asia and Ocean segments. Upon commencement of the accommodation agreement in September 2024, the Group recognized a $16.0 million ROU asset and a $13.9 million lease liability, which includes lease payments for the 2024 through 2026 seasons. The ROU asset and lease liability include the fixed amounts attributable to the use of the ship asset, while fixed amounts attributable to non-lease components for services and all variable amounts are expensed as incurred and included in vessel operating in the consolidated statements of operations.

During the year ended December 31, 2023 additions of $11.1 million consisted primarily of $9.4 million related to leases for office spaces.

The table below presents the Group’s lease liabilities movements during the years ended December 31, 2024 and 2023:

	2024	2023
(in USD and thousands)
As of January 1	$252,626	$262,410
Additions	16,764	11,122
Decreases and disposals	(3,183)	(1,280)
Interest expense	21,068	22,533
Payments	(47,583)	(41,722)
Effect of currency translation	(1,527)	960
Other	(1,627)	(1,397)
As of December 31	$236,538	$252,626

The table below presents the carrying amounts of the Group’s short-term and long-term lease liabilities as of December 31, 2024 and 2023:

	December 31,
	2024	2023
(in USD and thousands)
Short-term portion of lease liabilities	$28,944	$24,670
Long-term portion of lease liabilities	207,594	227,956
Total	$236,538	$252,626

Total operating expenses related to short-term leases and leases for low-value assets for the years ended December 31, 2024, 2023 and 2022 were $0.6 million, $0.9 million and $1.7 million, respectively. Operating expenses related to variable lease payments for the years ended December 31, 2024 and 2023 were $1.1 million and $2.1 million, respectively. Operating expenses related to variable lease payments for the year ended December 31, 2022 were $17.0 million, which was primarily related to COVID-19 testing labs.

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of December 31, 2024 and 2023:

	December 31,
	2024	2023
(in USD and thousands)
3 months or less	$8,940	$8,398
4 to 12 months	37,481	34,768
1 to 5 years	157,255	161,718
Over 5 years	213,834	249,605
Total	$417,510	$454,489

The vessel charters and accommodation agreement also include future cash payments for non-lease components, which are not included in the table above. Payments for non-lease components include expenses for services, such as management fees and vessel operating expenses, of which certain costs are subject to change based on actual operating expenses. The table above also excludes variable lease payments, including certain payments related to the Viking Yi Dun accommodation agreement which are based on the number of passengers sailed.

The table above excludes amounts for executed lease agreements not yet commenced as of December 31, 2024 and 2023, for underlying assets of which the Group has not yet obtained the right to control the use.

In 2023, the Group entered into a charter agreement for the Viking Tonle, an 80-berth river vessel traveling through Vietnam and Cambodia for the 2025 through 2033 sailing seasons. The Group has an option to extend the charter for two additional seasons. The contractual payments for the initial term of nine seasons are $24.9 million, which includes payments for both lease and non-lease components.

In September 2024, the Group entered into a lease agreement for buildings and docking locations in Germany, which has an initial term of 13 years with renewal options to extend the term an additional 10 years. The contractual payments for the initial term are $22.1 million, assuming a euro to USD exchange rate of 1.10. The lease agreement has not yet commenced as of December 31, 2024.